Note 11 - Other Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Assets Disclosure [Text Block]
11.	OTHER ASSETS

(In Thousands)

	December 31
	2019	2018

Deferred charges	$1,240	$1,408
Land use rights	668	687
Refundable deposits	427	433
Deferred income tax assets – noncurrent	91	50

Total	$2,426	$2,578

Deferred charges are advanced payments for consulting, maintenance, and engineering license contracts and are amortized over the terms of the contracts from
2
to
5
years. Amortization expense of the deferred charges for the years ended
December 31, 2019,
2018,
and
2017,
was approximately
$738,000,
$629,000,
and
$633,000,
respectively.

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use rights agreement which is
49.7
years. Amortization expense of the land use rights for the years ended
December 31, 2019,
2018,
and
2017,
was approximately
$19,000,
$19,000,
and
$18,000,
respectively.